Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Cash and Cash Equivalents	The cash and cash equivalents are held with reputable bank and financial institution counterparties.
	As of December 31,
	2022	2023
	RMB	RMB
Cash on hand	3,028	149,614
Cash balances include deposits in:
Financial institutions in Chinese mainland
—Denominated in the US$	963	903
—Denominated in the RMB	2,782,933	3,952,852
Total cash balances held at the PRC financial institutions	2,783,896	3,953,755

Financial institutions in Hong Kong
—Denominated in the US$	23,061,616	71,740,457
—Denominated in the HK$	452,540	2,634,595
—Denominated in the RMB	1,540	1,513
Total cash balances held at Hong Kong financial institutions	23,515,696	74,376,565
Financial institutions in the United States
—Denominated in the US$	-	261,460
Total cash balances held at United States financial institutions	-	261,460
Online and mobile financial institutions in Chinese mainland
Denominated in the RMB	499,147	11,441
Online and mobile financial institutions in Hong Kong
Denominated in the HK$	-	35,497
Online and mobile financial institutions in the United States
Denominated in the US$	-	2,365
Total cash and cash equivalents held at online and mobile financial institutions	499,147	49,303

Total cash and cash equivalent balances held at financial institutions	26,798,739	78,641,083

Total cash and cash equivalent balances	26,801,767	78,790,697

Schedule of Restricted Cash Balance	Liabilities related to such legal proceedings were recorded in “Accrued expenses and other current liabilities” in the consolidated balance sheets as it is probable that the liabilities have been incurred and the amount of loss can be reasonably estimated.
	As of December 31,
	2022	2023
	RMB	RMB
Restricted Cash balances in:
Financial institutions in Chinese mainland
—Denominated in the RMB	456,863	497,108
Financial institutions in Hong Kong
—Denominated in the US$	69,646,000	-

Total Restricted Cash balances	70,102,863	497,108

Schedule of Depreciation Accounted for on Plant Property and Equipment	Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets as follows:
Operating equipment	3-5 years
Electronic equipment	3 years
Office equipment and other	3 years
Leasehold improvements	Shorter of 2-3 years or lease term

Schedule of Customer	One customer individually represents greater than 10.0% of total revenues of the Company for the years ended December 31, 2023.
	For the Years Ended December 31,
	2021	2022	2023
	proportion of total revenues	proportion of total revenues	proportion of total revenues
Customer A	*	*	13.1%
*	Less than 10.0% of the Company’s revenue in the respective years.
Accounts receivable, net balances from these customers are as follows:
	As of December 31,
	2022	2023
	proportion of total accounts receivable, net balance	proportion of total accounts receivable, net balance
Customer A	20.6%	16.7%
Customer B	17.0%	15.5%
Customer C	11.4%	*
Customer D	*	12.3%
*	Less than 10.0% of the Company’s accounts receivable, net in the respective years.

Schedule of Segment	The following table presents information about adjusted net loss and a reconciliation from the segment adjusted loss to total consolidated loss from operations for the years ended December 31, 2021, 2022 and 2023, respectively.
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues:
Merchandise	191,185,173	177,864,489	205,481,904
Fresh products	13,994,269	1,721,577	-

Total segment revenues	205,179,442	179,586,066	205,481,904

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Adjusted net loss:
Merchandise	(96,225,247)	(78,972,163)	(146,284,520)
Fresh products	(7,959,386)	(1,315,348)	-
Total adjusted net loss	(104,184,633)	(80,287,511)	(146,284,520)

Depreciation and amortization expenses - Merchandise	(4,232,056)	(3,419,130)	(6,107,400)
Depreciation expenses - Fresh products	(878,674)	(125,192)	-
Unallocated allowance of accounts receivable, net	(4,324,627)	(5,334,098)	(1,978,793)
Unallocated interest expenses	(22,842,091)	(30,826,950)	(12,178,668)
Unallocated interest income	9,783	465,162	2,562,605
Unallocated foreign currency exchange (loss)/gain, net	(147,413)	671,007	(66,798)
Unallocated other income	5,581,534	1,599,746	421,449
Unallocated other expenses, net	(266,083,985)	-	(10,440,057)
Unallocated changes in fair value of financial instruments	(60,764,404)	(1,875,889)	17,101,260
Total consolidated loss before income tax expenses	(457,866,566)	(119,132,855)	(156,970,922)

Purchase [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Customer	Purchase amounts from each supplier for the years ended December 31, 2021, 2022 and 2023 are as follows:
	For the Years Ended December 31,
	2021	2022	2023
	proportion of total purchases	proportion of total purchases	proportion of total purchases
Supplier A	20.2%	*	*
Supplier B	35.3%	15.8%	*
Supplier C	14.2%	*	*
Supplier D	*	14.9%	27.2%
Supplier E	*	13.6%	19.9%
Supplier F	*	*	10.5%
*	Less than 10.0% of the Company’s purchase amounts in the respective years.